Other Assets - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011 AirCraft	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Other Assets [Line Items]
Number of aircraft under operating leases		11
Impairment (recovery) of receivables and funded residual value guarantees	$ 715,000	$ 16,000	$ (272,000)	$ 1,919,000	$ 13,266,000
Guaranteed Lease Residual Values
Other Assets [Line Items]
Number of aircraft under operating leases			112	128
Interest income on funded residual value guarantees			7,400,000	6,900,000	5,600,000
Impairment (recovery) of receivables and funded residual value guarantees			$ (300,000)	$ 1,900,000	$ 3,700,000
Guaranteed Lease Residual Values | Minimum
Other Assets [Line Items]
Interest rate for funded residual value guarantees			0.00%	0.00%
Guaranteed Lease Residual Values | Maximum
Other Assets [Line Items]
Interest rate for funded residual value guarantees			10.00%	10.00%